Short-Term Investment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Feb. 28, 2021
SHORT-TERM INVESTMENT [Abstract]
Total investment			$ 8,000,000
Short term fund	$ 4,611,832
Net asset value		$ 5,961,605
Investment loss	$ 1,349,773